Condensed Combined Statements of Changes in Equity - USD ($) $ in Millions		Total		Capital Units [Member]	Limited Partner [Member]		Additional Paid-in-Capital and Retained Earnings [Member]		Accumulated Other Comprehensive Income Loss [Member]		Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2011	[1]	$ 280					$ 280
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[1]	16	[2]				16
Members' contributions	[1]	781					781
Members' distributions	[1]	(374)					(374)
Ending balance at Dec. 31, 2012		701	[1]				703	[1]	$ (2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	16
Other comprehensive loss		(2)	[1],[4]						(2)
Net income	[1]	15	[2]				15
Members' contributions	[1]	515					515
Members' distributions	[1]	(499)					(499)
Ending balance at Dec. 31, 2013		719	[1]				734	[1]	(15)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	15
Other comprehensive loss		(13)	[1],[4]						(13)
Net income	[1]	28					28
Members' contributions	[1]	489					489
Members' distributions	[1]	(717)					(717)
Ending balance at Jun. 30, 2014		505	[1]				534	[1]	(29)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3]	28
Other comprehensive loss		(14)	[1]						(14)
Beginning balance at Dec. 31, 2013		719	[1]				734	[1]	(15)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	52
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	[3],[4]	52
Other comprehensive loss	[4]	$ (34)
Ending balance, units outstanding at Dec. 31, 2014		18,700,000.0	[5]	18,700,000.0
Beginning balance at Jun. 30, 2014		$ 505	[1]				534	[1]	(29)
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[3]	3
Members' contributions		92	[1]		$ 116	[1]	(29)	[1],[6]	6	[7]	$ (1)	[1],[8]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Transfer of equity prior to date of the initial public offering to noncontrolling interest							(480)	[1]	23		457	[1]
Transfer of equity of projects acquired subsequent to the initial public offering	[1]						$ (25)				25
Initial public offering, unit issuance		438	[1]		438
Initial public offering, unit issuance, in units				18,700,000.0
Acquisition of membership interest in subsidiary	[1]	(288)									(288)
Net Income	[9]	24	[1]		3						21	[1]
Other comprehensive loss		(20)	[1]						(3)		(17)	[1]
Related party contributions		401	[1]		1						400	[1]
Related party distributions	[1]	(264)									(264)
Distributions to unitholders		$ (4)	[1]		(4)
Ending balance, units outstanding at Dec. 31, 2014		18,700,000.0	[5]	18,700,000.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending Balance		$ 884	[1]		$ 554				$ (3)		$ 333	[1]

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[2]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[3]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[4]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[5]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.
[6]	Deferred tax asset recognized by NEP at the time of consummation of the IPO.
[7]	Non-cash member contribution upon transition from predecessor accounting method net of non-cash reclassifications of distributions to due from affiliates.
[8]	Balance sheet adjustment related to transitioning from separate return method of accounting for income taxes.
[9]	et income attributable to noncontrolling interest includes the pre-acquisition net loss of Palo Duro and Shafter. See Note 2 - Basis of Presentation.